Ordinary share (Details) - shares	Dec. 31, 2021	Mar. 03, 2021	Dec. 31, 2020	Oct. 08, 2019
Ordinary share
Shares issued	7,899,832	2,061,900	7,899,832	1,030,950
Less: shares under treasury stock	(167,700)		(167,700)
Total	7,732,132		7,732,132